                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-4893

                                   ----------

                              THE TAIWAN FUND, INC.
               (Exact name of registrant as specified in charter)

                              2 AVENUE DE LAFAYETTE
                                BOSTON, MA 02111
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                      Copy to:

         The Taiwan Fund, Inc.                      Leonard B. Mackey, Jr., Esq.
c/o State Street Bank and Trust Company               Clifford Chance U.S. LLP
 Attention: Mary Moran Zeven, Assistant                  31 West 52nd Street
               Secretary                              New York, New York 10019
             P.O. Box 5049
         Boston, MA 02206-5049

Registrant's telephone number, including area code: (800) 636-9242

Date of fiscal year end: August 31, 2007

Date of reporting period: November 30, 2006

ITEM 1: SCHEDULE OF INVESTMENTS

THE TAIWAN FUND, INC.

Investments/November 30, 2006 (Showing Percentage of Total Value of Investment in Securities) (unaudited)

                                                                       US$
                                                      SHARES      VALUE (NOTE C)
                                                   -----------   ---------------
COMMON STOCKS -- 98.3%
BASIC INDUSTRIES -- 10.9%
CONSTRUCTION -- 4.1%
Cathay Real Estate Development Co. Ltd. (a)          8,000,000   $     6,144,336
Goldsun Development & Construction Co. Ltd.         11,271,000         6,026,528
Highwealth Construction Corp.                          600,000           875,290
                                                                 ---------------
                                                                      13,046,154
                                                                 ---------------
IRON & STEEL -- 2.7%
China Steel Corp.                                    8,280,000         8,393,880
                                                                 ---------------
PAPER -- 1.8%
Chung Hwa Pulp Corp.                                 5,400,000         2,904,033
Long Chen Paper Co. Ltd.                             6,000,000         2,828,002
                                                                 ---------------
                                                                       5,732,035
                                                                 ---------------
PLASTICS -- 2.1%
Nan Ya Plastics Corp.                                2,266,000         3,648,852
Taiwan Hon Chuan Enterprise Co. Ltd.                 3,570,000         2,852,248
                                                                 ---------------
                                                                       6,501,100
                                                                 ---------------
RETAIL GROCERY -- 0.2%
Great Wall Enterprise Co. Ltd                        1,000,000           559,419
                                                                 ---------------
TOTAL BASIC INDUSTRIES                                                34,232,588
                                                                 ---------------
FINANCE -- 7.2%
FINANCIAL SERVICES -- 7.2%
Cathay Financial Holding Co. Ltd.                    5,248,593        11,841,981
KGI Securities Co. Ltd. (a)                          8,000,000         2,868,181
Masterlink Securities Corp.                          7,000,000         2,845,001
Polaris Securities Co. Ltd. (a)                      5,000,000         2,418,482
Yuanta Core Pacific Securities Co.                   3,500,000         2,715,191
                                                                 ---------------
TOTAL FINANCE                                                         22,688,836
                                                                 ---------------
TECHNOLOGY -- 80.2%
ELECTRONIC COMPONENTS -- 12.6%
Cyntec Co. Ltd.                                      4,404,025         5,662,415
E-Ton Solar Tech Co. Ltd.                               87,000         1,610,663
G Shank Enterprise Co. Ltd.                          1,580,000         1,841,014
Kinsus Interconnect Technology Corp.                 2,488,209         6,952,066
Motech Industries Inc.                                 214,614         3,227,004
Nan Ya Printed Circuit Board Corp.                     600,000         4,218,822
Tripod Technology Corp.                              2,331,000         8,068,985
Unimicron Technology Corp.                           6,180,000         8,175,058
                                                                 ---------------
                                                                      39,756,027
                                                                 ---------------
ELECTRONICS -- 10.0%
Delta Electronics Inc.                               2,325,000         7,142,791
Largan Precision Co. Ltd.                              425,000         8,091,485
Pan-International Industrial Co. Ltd.                2,000,000         5,569,464
Synnex Technology International Corp.                9,500,000        10,731,726

                                                                       US$
                                                      SHARES      VALUE (NOTE C)
                                                   -----------   ---------------
                                                                 $    31,535,466
                                                                 ---------------
IC DESIGN -- 6.3%
MediaTek, Inc.                                       1,320,000        13,503,941
Novatek Microelectronics Corp. Ltd.                  1,442,851         6,466,184
                                                                 ---------------
                                                                      19,970,125
                                                                 ---------------
MEMORY IC -- 3.9%
Inotera Memories Inc.                                6,800,000         8,017,926
Powerchip Semiconductor Corp.                        6,312,289         4,096,989
                                                                 ---------------
                                                                      12,114,915
                                                                 ---------------
PC & PERIPHERALS -- 13.5%
Asia Vital Components Co. Ltd. (a)                   5,500,000         3,212,796
Asustek Computer, Inc.                               3,000,000         8,242,930
Catcher Technology Co. Ltd.                            777,921         6,912,449
Foxconn Technology Co. Ltd.                            570,000         5,707,928
Hon Hai Precision Industry Co. Ltd.                  2,524,800        18,377,079
                                                                 ---------------
                                                                      42,453,182
                                                                 ---------------
SEMICONDUCTOR MANUFACTURING -- 15.3%
Advanced Semiconductor Engineering Inc. (a)          6,500,000         7,473,343
Ardentec Corp.                                       2,693,749         2,389,448
King Yuan Electronics Co. Ltd.                       9,354,000         7,979,304
Siliconware Precision Industries Co.                 9,865,556        16,008,088
Taiwan Semiconductor Manufacturing Co. Ltd.          7,003,000        14,176,990
                                                                 ---------------
                                                                      48,027,173
                                                                 ---------------
TELECOMMUNICATIONS -- 13.0%
Cheng Uei Precision Industry Co. Ltd.                2,335,761         8,302,040
D-Link Corp.                                         9,900,000        11,933,241
High Tech Computer Corp.                               720,000        16,645,341
Merry Electronics Co. Ltd.                           1,432,000         4,160,346
                                                                 ---------------
                                                                      41,040,968
                                                                 ---------------
TFT-LCD -- 5.6%
Wellypower Optronics Corp.                           2,350,000         9,115,284
Au Optronics Corp.                                   6,399,390         8,603,723
                                                                 ---------------
                                                                      17,719,007
                                                                 ---------------
TOTAL TECHNOLOGY                                                     252,616,863
                                                                 ---------------
TOTAL COMMON STOCKS
   (Identified Cost -- $219,000,748)                                 309,538,287
                                                                 ---------------

                                                    PRINCIPAL
                                                      AMOUNT
                                                       NT$
                                                   -----------
COMMERCIAL PAPER -- 1.5%
Chinese Lease 1.60%, 1/25/2007 (b)                  49,827,988         1,540,040
E. Sun Bank 1.60%, 1/8/2007 (b)                    100,475,520         3,105,409


                      See Notes to Schedule of Investments.                    1

Taiwan Business Bank 1.60%, 1/8/2007 (b)                51,225             1,583
                                                                 ---------------
TOTAL COMMERCIAL PAPER
   (Identified Cost -- $4,586,783)                                     4,647,032
                                                                 ---------------

                                                     MATURITY
                                                      AMOUNT
                                                       US$
                                                   -----------
REPURCHASE AGREEMENT -- 0.2%
State Street Bank and Trust Co.
1.50% dated 11/27/06 due 12/04/06
   (collateralized by U.S. Treasury
   Note 4.375%, 8/15/12, market value
   $647,028) (d)                                   $   631,184   $       631,000
                                                                 ---------------
TOTAL INVESTMENTS -- 100%
   (Cost -- $224,218,531)*                                       $   314,816,319
                                                                 ===============


2                     See Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS

(a)  Non-income producing

(b) Certificates of Deposit and Commercial Paper that are traded through Bills Finance Corporations must be guaranteed by either a bank, a trust company or a Bills Finance Corporation. Since there is no recognized credit rating system in the Republic of China, the guarantee may not be comparable to a guarantee issued by a U.S. institution.

(c) All securities, including those traded over-the-counter for which market quotations are readily available, are valued at the last sales price prior to the time of determination of the Fund's net asset value per share or, if there were no sales on such date, at the closing price quoted for such securities (but if bid and asked quotations are available, at the mean between the last current bid and asked prices, rather than such quoted closing price). In certain instances where the price determined above may not represent fair market value, the value is determined in such manner as the Board of Directors may prescribe. Short-term investments, having a maturity of 60 days or less, are valued at amortized cost, which approximates market value, with accrued interest or discount earned included in interest receivable.

(d) In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited by legal proceedings.

* At November 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $90,597,788 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $4,423,832 and net appreciation for financial reporting purposes was $95,021,620. At November 30, 2006, aggregate cost for financial reporting purposes was $224,218,531.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or
     240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certification required by Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), as amended, is attached as an exhibit to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAIWAN FUND, INC.


By: /s/ Benny T. Hu
    ----------------------------------
    Benny T. Hu
    President of The Taiwan Fund, Inc.

Date: January 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Adelina Louie
    ----------------------------------
    Adelina Louie
    Treasurer of The Taiwan Fund, Inc.

Date: January 12, 2007


By: /s/ Benny T. Hu
    ----------------------------------
    Benny T. Hu
    President of The Taiwan Fund, Inc.

Date: January 15, 2007